Document and Entity Information	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2026
Entity File Number	001-14793
Entity Registrant Name	First BanCorp.
Entity Central Index Key	0001057706
Entity Incorporation, State or Country Code	PR
Entity Tax Identification Number	66-0561882
Entity Address, Address Line One	1519 Ponce de Leon Ave.
Entity Address, Address Line Two	P.O. Box 9146
Entity Address, City or Town	San Juan
Entity Address, Country	PR
Entity Address, Postal Zip Code	00908-0146
City Area Code	787
Local Phone Number	729-8200
Title of 12(b) Security	Common Stock ($0.10 par value)
Trading Symbol	FBP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false